T. Rowe Price
Variable Annuity Account
Financial Statements

Year ended December 31, 1996

Contents

Report of Independent Auditors. . . . . . . . . . . . .  2
Audited Financial Statements
     Balance Sheet            . . . . . . . . . . . . .  3
     Statement of Operations and
        Changes in Net Assets . . . . . . . . . . . . .  4
Notes to Financial Statements . . . . . . . . . . . . .  5

Notice of Contract owners' Meeting

The annual meeting of contract owners will be held on Tuesday, June 3, 1997, at Security Benefit Life Insurance Company, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each contract owner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted for the information of T. Rowe Price
No-Load Variable Annuity contract owners. The T. Rowe Price
No-Load Variable Annuity (V6021) is issued by Security Benefit
Life Insurance Company.

Report of Independent Auditors

The Contract Owners of T. Rowe Price Variable Annuity Account and The Board of Directors of Security Benefit Life Insurance
Company

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.
     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended December 31, 1996, in conformity with generally accepted accounting principles.

February 7, 1997

Balance Sheet

T. Rowe Price Variable Annuity Account
December 31, 1996
(Dollars in Thousands)

Assets

Investments:
   T. Rowe Price Portfolios:

      New America Growth Portfolio - 1,447,071
         shares at net asset value of $17.67
         per share (cost, $23,715). . . . . . . .   $ 25,570

      International Stock Portfolio - 1,136,231
         shares at net asset value of $12.64
         per share (cost, $13,554). . . . . . . .     14,362

      Equity Income Portfolio - 1,833,719
         shares at net asset value of $15.26
         per share (cost, $25,720). . . . . . . .     27,983

      Personal Strategy Balanced Portfolio - 604,272
         shares at net asset value of $13.44
         per share (cost, $7,721) . . . . . . . .      8,121

      Limited-Term Bond Portfolio - 986,818
         shares at net asset value of $4.93
         per share (cost, $4,840) . . . . . . . .      4,865
_________

Total assets. . . . . . . . . . . . . . . . . . .   $ 80,901
                                                   _________
_________

Net Assets

Net assets are represented by (Note 3):

                             Number of  Unit
                                Units   Value Amount
                               _______ ______ ______


New America Growth Subaccount:
  Accumulation
     units. . . . . . . .  1,596,903  $16.00 $ 25,554
  Annuity reserves. . . .        985   16.00       16 $25,570
                                              _______
  International Stock Subaccount:
     Accumulation
        units . . . . . .  1,124,821   12.77   14,360
     Annuity
        reserves. . . . .        181   12.77        2  14,362
                                              _______
Equity Income Subaccount:
     Accumulation
        units . . . . . .  1,902,935   14.70   27,973
     Annuity
        reserves. . . . .        656   14.70       10  27,983
                                              _______
Personal Strategy Balanced Subaccount:
     Accumulation
        units . . . . . .    599,843   13.51    8,105
     Annuity
        reserves. . . . .      1,153   13.51       16   8,121
                                              _______
Limited-Term Bond Subaccount:
     Accumulation
        units . . . . . .    445,079   10.93            4,865
_________

Total net assets. . . . .                             $80,901
                                                    _________
_________

See accompanying notes.

Statement of Operations and Changes in Net Assets
T. Rowe Price Variable Annuity Account
Year ended December 31, 1996
(Dollars In Thousands)


                         New   Inter-        Personal Limited-
                       Americanational Equity Strategy  Term
                       Growth   Stock  Income Balanced  Bond
                       Subac-  Subac-  Subac-  Subac-  Subac-
                        count   count   count   count   count
                       ______   _____   _____   _____   _____

Dividend
 distributions. . .  $    36  $   132 $  534  $  185  $  164
Expenses (Note 2):
 Mortality and expense
 risk fee . . . . .      (89)     (49)   (88)    (28)    (15)
                     _______   ______ ______  ______  ______
Net investment
 income (loss). . .      (53)      83    446     157     149
Capital gain
 distributions. . .      319       75    130     150       -
Realized gain (loss) on
 investments. . . .      521      227    341      72     (37)
Unrealized appreciation
 on
 investments. . . .    1,675      731  2,087     359      18
                     _______  ______  ______  ______  ______

Net realized and unrealized gain
 (loss) on
 investments. . . .    2,515    1,033  2,558     581     (19)
                     _______   ______ ______  ______  ______
Net increase in net
 assets resulting
 from
 operations . . . .    2,462    1,116  3,004     738     130
Net assets at beginning
 of year. . . . . .    4,474    2,444  4,522   1,765     925
Variable annuity
 deposits (Notes 2
 and 3) . . . . . .   22,024   12,438 22,410   6,629   5,935
Terminations and
 withdrawals (Notes 2
 and 3) . . . . . .   (3,389) (1,636 )(1,952) (1,008) (2,125)
Annuity payments
 (Notes 2
 and 3) . . . . . .       (1)       -      -      (1)      -
Net mortality guarantee
 transfer . . . . .        -        -     (1)     (2)      -
                      ______   ______  ______ ______  ______

Net assets at end
 of year. . . . . .  $25,570  $14,362 $27,983 $8,121  $4,865
                     _______  _______ _______ ______  ______
                     _______  _______ _______ ______  ______

See accompanying notes.

Notes to Financial Statements
T. Rowe Price Variable Annuity Account
December 31, 1996

1  Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company
(SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into five subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the Owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities.
     T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

Investment Valuation

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.
     The cost of investments purchased and proceeds from investments sold during 1996 were as follows:

                                Cost of       Proceeds
                               Purchases     From Sales
                               ________       _________

                                   (In Thousands)
New America
   Growth Portfolio            $23,168         $4,268

International Stock
   Portfolio                    13,265          2,305

Equity Income Portfolio         24,102          3,069

Personal Strategy
   Balanced Portfolio            7,279          1,354

Limited-Term
   Bond Portfolio                6,946          2,986

Annuity Reserves

Annuity reserves relate to contracts which have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

Under current law, no federal income taxes are payable with respect to the Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Variable Annuity Contract Charges

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.
     When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  Summary of Unit Transactions

                                      (In Thousands)
New America Growth Subaccount:
  Variable annuity deposits                1,494
  Terminations, withdrawals and
     annuity payments                        230

International Stock Subaccount:
  Variable annuity deposits                1,043
  Terminations, withdrawals
     and annuity payments                    137

Equity Income Subaccount:
  Variable annuity deposits                1,686
  Terminations, withdrawals
     and annuity payments                    148

Personal Strategy Balanced Subaccount:
  Variable annuity deposits                  534
  Terminations, withdrawals
     and annuity payments                     81

Limited-Term Bond Subaccount:
  Variable annuity deposits                  604
  Terminations, withdrawals
     and annuity payments                    246